Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Dynamic High Income Portfolio - Investor C Shares	Nov. 27, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	992
Expense Example, No Redemption, 10 Years	$ 1,969